Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2015
Equity [Abstract]
Summary of Fair Value of Valuation Assumptions

A summary of quantitative information with respect to valuation methodology for the three months ended March 31, 2015 is as follows:

Date of valuation	February 18, 2015	February 18, 2015	March 5, 2015
Fair value of Common Stock	$0.32	$0.32	$0.24
Dividend yield (per share)	0	0	0
Strike price	$0.26	$0.26	$0.26
Volatility (annual)	123.36%	123.36%	124.56%
Risk-free rate	0.23%	0.23%	0.25%
Expected life (years)	5	5	5

Summary of Warrant Activity

The following is a summary of warrant activity for the nine months ended September 30, 2015:

	Number of	Weighted Average
	Warrants	Exercise Price
Outstanding as of December 31, 2014	875,000	$1.0
Issuance of warrants with Units - January 19, 2015*	10,825,000	0.10
Issuance of warrants with Units - April 20, 2015*	10,791,679	0.37
Issuance of warrants for services	500,000	0.31
Outstanding as of September 30, 2015	22,991,679	$0.23

* The warrants contain most favor nation and call provision and the Company classifies these warrant instruments as liabilities measured at fair value and re-measures these instruments at fair value each reporting period.